6. Investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfInvestmentsLineItems [Line Items]
Beginning balance	$ 4,661	$ 4,039
Dispositions	(1,426)	(700)
Gain on disposition	718	278
Gain (loss) of associates	(106)	588
Impairment	(680)	0
Additions	3,792	0
Other comprehensive income	(98)	456
Ending Balance	6,861	4,661
Available-for-sale investments
DisclosureOfInvestmentsLineItems [Line Items]
Beginning balance	2,765	2,731
Dispositions	(1,426)	(700)
Gain on disposition	718	278
Gain (loss) of associates	0	0
Impairment	(680)	0
Additions	2,154	0
Other comprehensive income	(98)	456
Ending Balance	3,433	2,765
Investment in associate
DisclosureOfInvestmentsLineItems [Line Items]
Beginning balance	1,896	1,308
Dispositions	0	0
Gain on disposition	0	0
Gain (loss) of associates	(106)	588
Impairment	0	0
Additions	1,638	0
Other comprehensive income	0	0
Ending Balance	$ 3,428	$ 1,896